Digital Assets (Details) - Schedule of digital asset - Nukkleus Inc.[Member] - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Digital Assets (Details) - Schedule of digital asset [Line Items]
Estimated useful life
Gross carrying amount		$ 74,189	$ 903
Impairment		774
Digital assets, net		$ 73,415	$ 903
Bitcoin [Member]
Digital Assets (Details) - Schedule of digital asset [Line Items]
Estimated useful life	Indefinite	Indefinite	Indefinite
Gross carrying amount	$ 12,526	$ 63,377	$ 192
Impairment		774
Digital assets, net	$ 12,526	$ 62,603	$ 192
Ethereum [Member]
Digital Assets (Details) - Schedule of digital asset [Line Items]
Estimated useful life	Indefinite	Indefinite	Indefinite
Gross carrying amount	$ 1,352	$ 1,289	$ 711
Impairment
Digital assets, net	$ 1,352	$ 1,289	$ 711
Stablecoin/USD Coin [Member]
Digital Assets (Details) - Schedule of digital asset [Line Items]
Estimated useful life	Indefinite	Indefinite
Gross carrying amount	$ 34,407	$ 9,417
Impairment
Digital assets, net	$ 34,407	$ 9,417
Other [Member]
Digital Assets (Details) - Schedule of digital asset [Line Items]
Estimated useful life	Indefinite	Indefinite
Gross carrying amount	$ 175	$ 106
Impairment
Digital assets, net	$ 175	$ 106